Financial Instruments (Details) - Schedule of Financial Instruments,Other than Cash and Short-Term Deposits - USD ($)	Jun. 30, 2024	Jun. 30, 2023
At Amortised Cost [Member]
Financial assets
Trade and other receivables	$ 837,930	$ 94,149
Total Current Assets	837,930	94,149
TOTAL ASSETS	837,930	94,149
Financial liabilities
Trade and other payables	15,020,679	3,203,646
Total Current Liabilities	15,020,679	3,203,646
TOTAL LIABILITIES	15,020,679	3,203,646
Fair Value Through Profit or Loss [Member]
Financial assets
Trade and other receivables
Total Current Assets
TOTAL ASSETS
Financial liabilities
Trade and other payables
Total Current Liabilities
TOTAL LIABILITIES
Fair Value Through Other Comprehensive Income [Member]
Financial assets
Trade and other receivables
Total Current Assets
TOTAL ASSETS
Financial liabilities
Trade and other payables
Total Current Liabilities
TOTAL LIABILITIES